Fair Value Measures (Details) - Schedule of Valuation of Warrant Liabilities - Minimum [Member]	12 Months Ended
Dec. 31, 2022 $ / shares
January 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 6.66
Option exercise price	$ 1,496
Expected term (Years)	4 years 6 months 29 days
Volatility	98.30%
Discount rate (Treasury yield)	4.05%
March 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 6.66
Option exercise price	$ 430
Expected term (Years)	5 years 1 month 17 days
Volatility	97.96%
Discount rate (Treasury yield)	3.99%
August 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 6.66
Option exercise price	$ 246
Expected term (Years)	5 years 1 month 17 days
Volatility	97.96%
Discount rate (Treasury yield)	3.99%
December 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 6.66
Option exercise price	$ 13
Expected term (Years)	4 years 11 months 23 days
Volatility	98.00%
Discount rate (Treasury yield)	3.99%